UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22739

IndexIQ Active ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue

New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
IndexIQ Advisors LLC
51 Madison Avenue

New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

IndexIQ Active ETF Trust

ANNUAL REPORT   |   APRIL 30, 2019

IQ MacKay Municipal Insured ETF(MMIN)
    (formerly known as IQ MacKay Shields Municipal Insured ETF)
IQ MacKay Municipal Intermediate ETF (MMIT)
    (formerly known as IQ MacKay Shields Municipal Intermediate ETF)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting nylinvestments.com/etfs or by calling 1-888-474-7725. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting nylinvestments.com/etfs or by calling 1-888-474-7725.

You may obtain a description of the IndexIQ Active ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725 or by accessing the SEC’s website at sec.gov.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q is available on the Commission’s web site at sec.gov. Each Funds’ premium/discount information is available, free of charge, on the Funds’ website at nylinvestments.com/etfs or by calling 1-888-474-7725.

IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.

New York Life Investments is a service mark and name under which New York Life Investment Management LLC does business. New York Life Investments, an indirect subsidiary of New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010, provides investment advisory products and services. IndexIQ® is an indirect wholly owned subsidiary of New York Life Investment Management Holdings LLC. ALPS Distributors, Inc. (“ALPS”) is the principal underwriter of the ETFs, and NYLIFE Distributors LLC is a distributor of the ETFs. NYLIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a Member FINRA/SIPC.

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•	Access prospectuses, annual reports and semi-annual reports online.

It’s easy to enroll:

1.	Visit https://www.icsdelivery.com/live/
2.	Follow the simple enrollment instructions

If you have questions about IndexIQ e-Delivery services, contact a representative at 1-888-474-7725.

Shareholder Letter (unaudited)

The annual reporting period ended April 30, 2019, saw dramatic shifts in sentiment driven by geopolitical and macroeconomic developments. In late 2018, stocks and bonds alike reacted negatively to possible indications of slowing economic growth, along with concerns that the Federal Reserve (Fed) was raising rates too aggressively and that trade conflicts between the U.S. and China could prove more difficult to resolve than previously expected. Market sentiment turned positive again in the last week of December after the Fed indicated that additional rate hikes had been put on hold. During the rest of the reporting period, many investors overlooked ongoing concerns regarding mounting trade tensions between the U.S. and China and an increasingly unclear global economic picture, focusing instead on continued U.S. economic growth, low unemployment, restrained inflation and better than expected corporate earnings. By April 30, 2019, most U.S.-based equity and fixed-income sectors had climbed back into positive territory, with some areas of the domestic market recording impressive gains.

Municipal bond markets followed this V-shaped pattern, supported in 2019 by broadly positive municipal credit trends, strong asset flows and increasing expectations that the Fed would keep rates stable, if not lower, in the near term. As markets recovered, longer-term instruments generally performed best, reversing the trend set during the market decline of October through December 2018. Short- intermediate- and long-term municipal bonds tended to outperform Treasury bonds of similar durations in the new year. In terms of credit quality, high-yield bonds outperformed most investment-grade credits, with bonds from Puerto Rico leading the sector’s advance after a federal court approved a major restructuring of the commonwealth’s debt. Among other sectors, revenue bonds provided stronger returns on average than general obligation instruments, while prerefunded securities lagged.

As of the end of the reporting period, we believe municipal bond fundamentals remain solid, with most municipalities benefiting from positive revenue trends as the national economy continues to grow. Likewise, the short- and intermediate-term interest rate picture remains favorable, with the most recent statements from the Fed indicating little appetite for further rate increases and some observers anticipating a rate cut in the face of a potential slowdown in U.S. growth and troubling global economic developments.

On the following pages, you will find detailed discussion of the key factors influencing performance of IQ MacKay Municipal Insured ETF (MMIN) and IQ MacKay Municipal Intermediate ETF (MMIT) for the period ended April 30, 2019. You will also find a schedule of investments and financial statements for each Fund.

The heightened volatility of the last 12 months makes the importance of broad diversification across geography and asset class clearer than ever. We believe the solutions provided by our IndexIQ Active ETF Trust give investors the opportunity to enhance portfolio construction in a liquid and transparent manner and build a portfolio that best meets their specific objectives. If you have any questions or would like more information about IndexIQ Active ETFs, we invite you to visit us at nylinvestments.com/etfs or call us at 1-888-474-7725.

Sincerely,

Kirk C. Lehneis
President

The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

Management’s Discussion of Fund Performance (unaudited)

IQ MacKay Municipal Insured ETF

How did IQ MacKay Municipal Insured ETF perform during the 12 months ended April 30, 2019?

For the 12 months ended April 30, 2019 (the “reporting period”), the IQ MacKay Municipal Insured ETF returned 6.72% at NAV (net asset value) and 6.02% at market price.1 To compare, the Fund’s Underlying Index,2 Bloomberg Barclays Municipal All Insured Bond Index, returned 7.20% for the same period.

What factors affected the Fund’s performance during the reporting period?

The primary factors affecting the Fund’s performance relative to the Bloomberg Barclays Municipal All Insured Bond Index during the reporting period were curve position and ratings exposure. The Fund’s curve positioning included underweight exposure to bonds maturing between 1 and 10 years, overweight exposure to bonds maturing between 10 and 25 years and underweight exposure to bonds maturing beyond 25 years. The underweight exposure to the 1- to 10-year range contributed positively to relative performance while the overweight exposure to 10 to 25 years had a neutral impact. By contrast, the underweight exposure to bonds maturing beyond 25 years detracted from relative performance.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

The Fund did not use derivatives during the reporting period.

During the reporting period, which sectors made the strongest contributions to the ETF’s performance and which sectors made the weakest contributions?

The sectors that made the strongest positive contributions to the Fund’s performance during the reporting period were the local general obligation and water & sewer sectors. For the same period, the two sectors that most significantly detracted from performance were the special tax and transportation sectors. The relative underperformance of both sectors was yield curve-related.3

Which individual securities made the strongest contributions to the ETF’s performance during the reporting period and which securities made the weakest contributions?

On the basis of impact, which takes weightings and total returns into account, the Fund’s top three contributors during the reporting period included AGM-insured general obligation bonds issued by the Chicago Board of Education, AGM-insured4 general obligations issued by Hartford, Connecticut and AGM-insured lease revenue bonds issued by the Luzerne County Industrial Development Authority in Pennsylvania. The Chicago Board of Education bonds had earlier come under pressure, but traded better during the latter part of the reporting period. The Hartford bonds improved because of strong demand for securities paying income exempt from State of Connecticut income taxes. The Luzerne County bonds saw very strong demand from wrap account managers.

For the same period, the bottom three contributors to return included AGM-insured local general obligation bonds issued by the Sacramento City Union School District in California, general obligation bonds issued by Amity Township, Pennsylvania and variable revenue bonds issued by the Illinois Finance Authority. The underlying rating of the Sacramento City Union School District bonds was downgraded and remained on negative outlook at the end of the reporting period, with limited performance. The Amity Township bonds matured during the reporting period. The Illinois Finance Authority variable bonds provided a low yield that limited return.

How was the Fund positioned at the end of the reporting period?

As of April 30, 2019, the Fund’s yield curve positioning continued to include underweight exposure to bonds maturing between 1 and 10 years, overweight exposure to bonds maturing between 10 and 25 years and underweight exposure to bonds maturing beyond 25 years. The Fund also held underweight exposure to lower-rated securities.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

1	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2	See page 7 for more information on this index.
3	The yield curve is a line that plots the yields of various securities of similar quality—typically U.S. Treasury issues—across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.
4	AGM (Assured Guaranty Municipal Corp.) is a company that provides financial guaranty insurance exclusively for U.S. municipal bonds and international infrastructure financings.

Management’s Discussion of Fund Performance (unaudited)(continued)

Hypothetical Growth of a $10,000 Investment
(Since Inception through 4/30/19)

Fund Performance History

IQ MacKay Municipal Insured ETF
(as of April 30, 2019)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ MacKay Municipal Insured ETF Market Price[2]	6.02%	4.31%	6.69%
IQ MacKay Municipal Insured ETF NAV	6.72%	4.24%	6.58%
Bloomberg Barclays Municipal All Insured Bond Index	7.20%	3.98%	6.17%

1	Fund Inception Date: 10/18/2017.
2	The price used to calculate the market price returns is the mean between the day’s last bid and ask prices.

The market price returns do not represent returns an investor would receive if shares were traded at other times.

Management’s Discussion of Fund Performance (unaudited)(continued)

IQ MacKay Municipal Intermediate ETF

How did IQ MacKay Municipal Intermediate ETF perform during the 12 months ended April 30, 2019?

For the 12 months ended April 30, 2019 (the “reporting period”), IQ MacKay Municipal Intermediate ETF returned 6.59% at NAV (net asset value) and 6.62% at market price.1 To compare, the Bloomberg Barclays Municipal Bond Index 1-15 Year Blend2 returned 5.58% for the same period.

What factors affected the Fund’s performance during the reporting period?

The primary factors affecting the Fund’s performance relative to the Bloomberg Barclays Municipal Bond Index 1-15 Year Blend during the reporting period were yield curve position and ratings exposure. The Fund’s yield curve position included underweight exposure to bonds maturing between 1 and 10 years and overweight exposure to bonds maturing between 10 and 20 years, both of which contributed positively to the Fund’s relative performance. By contrast, the Fund’s overweight exposure to bonds maturing in less than one year detracted from relative performance.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

The Fund did not use derivatives during the reporting period.

During the reporting period, which sectors made the strongest contributions to the ETF’s performance and which sectors made the weakest contributions?

The strongest positive contributions to the Fund’s performance during the reporting period were overweight exposures to the local general obligation and appropriation sectors. For the same period, the most significant detractors from performance included underweight exposures to the state general obligation and transportation sectors.

Which individual securities made the strongest contributions to the ETF’s performance during the reporting period and which securities made the weakest contributions?

The Fund’s top contributors during the reporting period included BAM-insured3 local general obligation bonds issued by Matteson, Illinois, Stockton, California, and Bridgeport, Connecticut. The Matteson bonds featured 10-year maturities, which performed well during the reporting period. The Stockton and Bridgeport bonds benefited from strong demand for issues from their respective states.

For the same period, the weakest contributors to return were Ecorse, Michigan Public School District bonds, which matured during the reporting period; and issues from Harris County, Texas, and Shelby County, Tennessee, both variable interest rate bonds providing a low yield that limited return.

How was the Fund positioned at the end of the reporting period?

As of April 30, 2019, the Fund’s yield curve positioning continued to include underweight exposure to bonds maturing between 1 and 10 years and overweight exposure to bonds maturing between 10 and 20 years. In terms of sector positioning, the Fund held overweight exposure in the local general obligation, education and leasing sectors, and underweight exposure in the state general obligation, transportation and prerefunded/escrowed to maturity sectors.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

1	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2	See page 9 for more information on this index.
3	BAM (Build America Mutual) is a financial guaranty insurance company, acting as an industry utility providing efficient funding and savings for U.S. issuers who provide essential public infrastructure.

Management’s Discussion of Fund Performance (unaudited)(continued)

Hypothetical Growth of a $10,000 Investment
(Since Inception through 4/30/19)

Fund Performance History

IQ MacKay Municipal Intermediate ETF
(as of April 30, 2019)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ MacKay Municipal Intermediate ETF Market Price[2]	6.62%	4.14%	6.42%
IQ MacKay Municipal Intermediate ETF NAV	6.59%	4.02%	6.23%
Bloomberg Barclays Municipal Bond Index 1-15 Yr Blend	5.58%	2.61%	4.03%

1	Fund Inception Date: 10/18/2017.
2	The price used to calculate the market price returns is the mean between the day’s last bid and ask prices.

The market price returns do not represent returns an investor would receive if shares were traded at other times.

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for Period 11/01/2018 to 04/30/19” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying fund investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying fund investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Expense Ratios for the Period 11/01/18 to 04/30/19	Expenses Paid for Period 11/01/18 to 04/30/19[1]
IQ MacKay Municipal Insured ETF
Actual	$1,000.00	$1,060.00	0.30%	$1.53
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.31	0.30%	$1.51
IQ MacKay Municipal Intermediate ETF
Actual	$1,000.00	$1,061.30	0.30%	$1.53
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.31	0.30%	$1.51

1	Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365. (to reflect the one-half year period).

Portfolio Summaries* (unaudited)

April 30, 2019

IQ MacKay Municipal Insured ETF
Net Assets ($ mil): $43.5

Industry	% of Net Assets
General Obligation	37.7%
School District	21.5
Water	11.1
Education	6.2
Medical	3.8
Higher Education	3.6
Transportation	3.2
Airport	2.5
Power	1.5
Community Facilities Districts	1.4
Development	1.4
Student Loan	1.3
Housing	1.1
Utilities	0.6
Money Market Fund	1.6
Total Investments	98.5
Other Assets and Liabilities, Net	1.5
Net Assets	100.0%

*	Each Fund’s portfolio is subject to change.

IQ MacKay Municipal Intermediate ETF

Net Assets ($ mil): $43.5

Industry	% of Net Assets
General Obligation	39.5%
School District	11.2
Education	8.8
Water	6.4
Higher Education	5.3
Medical	4.3
Transportation	3.7
Airport	1.8
Development	1.7
Power	1.7
Tobacco Settlement	1.4
Student Loan	1.3
Housing	1.1
Nursing Homes	1.0
Money Market Fund	12.0
Total Investments	101.2
Other Assets and Liabilities, Net	(1.2)
Net Assets	100.0%

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF

April 30, 2019

	Principal Amount	Value
Municipal Bonds — 96.9%
Arizona — 0.6%
City of Mesa AZ, Revenue Bonds Insured: AGM
5.000%, due 7/1/19	$250,000	$251,320
Arkansas — 1.5%
University of Central Arkansas, Revenue Bonds Series A Insured: AGM
5.000%, due 11/1/32	200,000	231,010
5.000%, due 11/1/35	350,000	400,236
		631,246
California — 21.2%
Alisal Union School District, General Obligation Bonds Series B Insured: AGC
2.000%, due 8/1/24(a)	600,000	540,276
Calexico Unified School District, General Obligation Bonds Series B Insured: NATL
2.800%, due 8/1/28(a)	540,000	417,528
California Municipal Finance Authority, Revenue Bonds Insured: BAM
5.000%, due 5/15/43	250,000	291,030
City of Lincoln CA, Special Tax Insured: AGM
5.000%, due 9/1/34	525,000	626,635
City of Oxnard CA Water System Revenue, Revenue Bonds Insured: BAM
5.000%, due 6/1/35	600,000	719,322
City of Tulare CA Water Revenue, Revenue Bonds Insured: BAM
5.000%, due 12/1/30	165,000	199,833
Clovis Unified School District, General Obligation Bonds Series A Insured: NATL
2.290%, due 8/1/27(a)	335,000	277,651
El Camino Healthcare District, General Obligation Bonds Insured: NATL
2.620%, due 8/1/29(a)	700,000	535,731
Hayward Unified School District, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/1/34	570,000	694,266
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
3.080%, due 8/1/31(a)	155,000	104,408
3.280%, due 8/1/33(a)	215,000	130,776
Menifee Union School District, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/30	250,000	306,145
Murrieta Valley Unified School District, General Obligation Bonds Series A Insured: NATL
1.940%, due 9/1/22(a)	170,000	159,385

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Ontario Montclair School District, General Obligation Bonds Series B Insured: NATL
2.550%, due 8/1/29(a)	$390,000	$300,600
Palmdale Community Redevelopment Agency Successor Agency, Tax Allocation Series A Insured: NATL
5.000%, due 9/1/34	570,000	673,062
Paramount Unified School District, General Obligation Bonds Series B Insured: BAM
3.310%, due 8/1/33(a)	640,000	399,392
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
2.360%, due 7/1/24(a)	500,000	442,815
Sacramento City Unified School District, General Obligation Bonds Series C-1 Insured: AGM
5.000%, due 8/1/25	200,000	233,952
Salinas Union High School District, General Obligation Bonds Series A Insured: NATL
1.870%, due 10/1/23(a)	225,000	207,216
San Leandro Unified School District, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/34	525,000	635,570
Santa Fe Springs Community Development Commission Successor Agency, Tax Allocation Series A Insured: NATL
1.910%, due 9/1/20(a)	275,000	268,103
Vallejo City Unified School District, General Obligation Bonds Series A Insured: NATL
5.900%, due 2/1/20	365,000	375,687
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/40	620,000	668,856
		9,208,239
Colorado — 7.0%
BNC Metropolitan District No 1, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/37	545,000	624,003
Grand Junction Regional Airport Authority, Revenue Bonds Series A Insured: NATL
5.000%, due 12/1/26	500,000	596,875
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	500,000	588,705

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2019

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Rampart Range Metropolitan District No 1, Revenue Bonds Insured: AGM
5.000%, due 12/1/42	$520,000	$600,564
Rio Blanco County School District No Re-1 Meeker, General Obligation Bonds Insured: BAM
5.500%, due 12/1/35	500,000	628,240
		3,038,387
Connecticut — 5.4%
City of Hartford CT, General Obligation Bonds Series A Insured: AGM
4.000%, due 7/1/34	25,000	26,617
5.000%, due 7/1/24	20,000	22,891
5.000%, due 7/1/27	60,000	69,688
5.000%, due 7/1/28	560,000	646,621
City of Hartford CT, General Obligation Bonds Series B Insured: AGM
5.000%, due 10/1/23	15,000	16,916
City of Hartford CT, General Obligation Bonds Series C Insured: AGM
5.000%, due 7/15/32	20,000	22,791
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/29	500,000	613,560
5.250%, due 9/1/30	300,000	365,319
Town of Hamden CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/15/30	500,000	587,945
		2,372,348
Georgia — 0.6%
Main Street Natural Gas, Inc., Revenue Bonds Series A
5.000%, due 5/15/21	250,000	263,227
Illinois — 11.6%
Adams County School District No 172, General Obligation Bonds Insured: BAM
4.000%, due 2/1/20	105,000	106,469
4.000%, due 2/1/21	235,000	242,123
Chicago Board of Education, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/31	500,000	581,245
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	225,000	262,519
Cook County Community Unit School District No 401 Elmwood Park, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/20	250,000	262,327

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/23	$385,000	$421,756
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM
5.000%, due 12/1/30	275,000	310,643
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	160,000	182,899
Public Building Commission of Chicago, Revenue Bonds Insured: AMBAC
5.250%, due 3/1/32	500,000	587,800
State of Illinois, Revenue Bonds Insured: NATL
5.750%, due 6/15/19	250,000	251,082
State of Illinois, Revenue Bonds Series C
4.000%, due 6/15/21	225,000	232,436
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 1/1/30	475,000	552,663
Village of Rosemont IL, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	325,000	379,376
Will County School District No 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/27	360,000	375,826
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds Insured: MAC
4.000%, due 12/1/21	280,000	291,581
		5,040,745
Iowa — 0.1%
Clarke Community School District, General Obligation Bonds Insured: AGM
4.000%, due 6/1/19	60,000	60,112
Kentucky — 3.3%
County of Knox KY, General Obligation Bonds Insured: BAM
5.000%, due 10/1/35	500,000	578,740
Kentucky Asset Liability Commission, Revenue Bonds Series B Insured: NATL
2.278%, due 11/1/25(b)	130,000	126,266
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	500,000	522,930

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2019

	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	$200,000	$210,858
		1,438,794
Louisiana — 4.6%
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	600,000	717,894
5.000%, due 12/1/32	150,000	178,829
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds Insured: BAM
5.000%, due 10/1/29	450,000	546,678
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	165,000	192,596
St Landry Parish Road District No 1, Revenue Bonds Insured: BAM
4.000%, due 3/1/20	350,000	356,342
		1,992,339
Maine — 1.3%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	177,986
5.000%, due 12/1/26	155,000	180,098
5.000%, due 12/1/27	170,000	199,373
		557,457
Massachusetts — 0.6%
Commonwealth of Massachusetts, General Obligation Bonds Series A Insured: NATL
2.298%, due 5/1/37(b)	250,000	244,265
Michigan — 4.4%
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds Series B Insured: NATL
5.500%, due 7/1/22	1,000,000	1,107,620
Dearborn School District, General Obligation Bonds Insured: BAM
5.000%, due 5/1/31	655,000	802,906
		1,910,526
Mississippi — 2.5%
Biloxi Public School District, Revenue Bonds Insured: BAM
5.000%, due 4/1/28	220,000	256,916
Mississippi Development Bank, Revenue Bonds Insured: BAM
5.000%, due 10/1/30	250,000	298,132
5.250%, due 10/1/38	460,000	544,530
		1,099,578

	Principal Amount	Value
Municipal Bonds (continued)
Nevada — 1.5%
City of Reno NV, Revenue Bonds Series A-1 Insured: AGM
5.000%, due 6/1/32	$265,000	$307,365
Clark County Water Reclamation District, General Obligation Bonds Series A Insured: BHAC-CR
5.250%, due 7/1/29	335,000	337,027
		644,392
New Jersey — 6.4%
City of Atlantic City NJ, General Obligation Bonds Series B Insured: AGM
4.000%, due 3/1/42	240,000	252,607
City of Trenton NJ, General Obligation Bonds Insured: AGM
3.000%, due 8/1/19	240,000	240,742
5.000%, due 8/1/27	300,000	356,559
Long Branch Board of Education, General Obligation Bonds Insured: AGM
5.000%, due 7/15/29	265,000	322,484
New Jersey Economic Development Authority, Revenue Bonds Series K Insured: AMBAC
5.500%, due 12/15/19	600,000	613,410
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	255,000	299,566
New Jersey Health Care Facilities Financing Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 7/1/46	505,000	558,899
New Jersey Transportation Trust Fund Authority, Revenue Bonds Series B Insured: NATL
5.500%, due 12/15/19	150,000	153,352
		2,797,619
New York — 2.7%
City of Long Beach NY, General Obligation Bonds Insured: BAM
5.000%, due 1/15/21	575,000	605,705
County of Suffolk NY, General Obligation Bonds Series C Insured: BAM
5.000%, due 2/1/23	350,000	389,735
Niagara Falls Public Water Authority, Revenue Bonds Series A Insured: BAM
5.000%, due 7/15/19	200,000	201,460
		1,196,900
North Carolina — 1.5%
North Carolina Turnpike Authority, Revenue Bonds Insured: AGM
5.000%, due 1/1/32	525,000	632,200

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2019

	Principal Amount	Value
Municipal Bonds (continued)
Ohio — 3.3%
City of Cleveland OH Airport System Revenue, Revenue Bonds Series A Insured: AMBAC
5.250%, due 1/1/20	$500,000	$511,355
City of Toledo OH, General Obligation Bonds Insured: AGM
5.000%, due 12/1/19	370,000	376,934
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	569,740
		1,458,029
Oregon — 1.1%
City of Seaside OR Transient Lodging Tax Revenue, Revenue Bonds Insured: AGM
5.000%, due 12/15/37	400,000	472,248
Pennsylvania — 4.6%
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/22	400,000	438,532
Erie Sewer Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 12/1/35	520,000	620,547
Luzerne County Industrial Development Authority, Revenue Bonds Insured: AGM
5.000%, due 12/15/26	525,000	599,356
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: XLCA
2.336%, due 7/1/27(b)	230,000	223,636
School District of Philadelphia (The), General Obligation Bonds Insured: BHAC-CR FGIC
5.000%, due 6/1/34	100,000	124,132
		2,006,203
Puerto Rico — 3.9%
Commonwealth of Puerto Rico, General Obligation Bonds Insured: NATL
3.610%, due 7/1/19(a)	215,000	213,680
Commonwealth of Puerto Rico, General Obligation Bonds Insured: AGM
5.250%, due 7/1/20	500,000	511,885
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: NATL
5.500%, due 7/1/19	340,000	341,237
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	480,000	495,403

	Principal Amount	Value
Municipal Bonds (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Bonds Series A-4 Insured: AGM
5.250%, due 7/1/30	$100,000	$102,231
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,287
		1,689,723
South Carolina — 1.4%
South Carolina Public Service Authority, Revenue Bonds Series B
5.000%, due 12/1/41	550,000	624,091
Texas — 2.9%
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds Series B Insured: AMBAC
1.790%, due 9/1/19(a)	685,000	680,883
Crosby Municipal Utility District, General Obligation Bonds Insured: AGM
2.750%, due 8/15/19	275,000	275,806
Gulf Coast Water Authority, Revenue Bonds Series A Insured: AGM
5.000%, due 8/15/19	150,000	151,405
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	167,645
		1,275,739
Utah — 1.5%
Grand County School District Local Building Authority, Revenue Bonds Insured: AGM
5.000%, due 12/15/28	465,000	543,157
West Valley City Municipal Building Authority, Revenue Bonds Insured: AGM
5.000%, due 2/1/29	100,000	123,229
		666,386
Wisconsin — 1.4%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	500,000	596,540
Total Municipal Bonds (Cost $41,352,546)		42,168,653

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Insured ETF (continued)

April 30, 2019

	Shares	Value
Short-Term Investment — 1.6%
Money Market Fund — 1.6%
Fidelity Investments Money Market Treasury Only Class I, 2.27%(c) (Cost $691,436)	691,436	$691,436
Total Investments — 98.5% (Cost $42,043,982)		42,860,089
Other Assets and Liabilities, Net — 1.5%		678,539
Net Assets — 100.0%		$43,538,628

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2019.
(c)	Reflects the 7-day yield at April 30, 2019.

Abbreviations

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

BAM — Build America Mutual Assurance Co.

BHAC-CR — Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC — Financial Guaranty Insurance Co.

MAC — Municipal Assurance Corp.

NATL — National Public Finance Guarantee Corp.

XLCA — XL Capital Assurance

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Municipal Bonds	$—	$42,168,653	$—	$42,168,653
Short-Term Investment:
Money Market Fund	691,436	—	—	691,436
Total Investments in Securities	$691,436	$42,168,653	$—	$42,860,089

(d)	For a complete listing of investments and their states, see the Schedules of Investments.

For the year ended April 30, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF

April 30, 2019

	Principal Amount	Value
Municipal Bonds — 89.2%
Alabama — 1.7%
City of Gadsden AL, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/28	$600,000	$721,998
Alaska — 1.2%
Alaska Industrial Development & Export Authority, Revenue Bonds
3.500%, due 12/1/20	500,000	503,030
Arizona — 2.1%
City of Phoenix Civic Improvement Corp., Revenue Bonds Series A
5.000%, due 7/1/34	500,000	584,605
Maricopa County Industrial Development Authority, Revenue Bonds Series C
5.000%, due 7/1/37	300,000	345,486
		930,091
Arkansas — 1.1%
University of Central Arkansas, Revenue Bonds Insured: AGM
5.000%, due 11/1/34	400,000	459,096
California — 15.9%
Benicia Unified School District, General Obligation Bonds Series C Insured: AGM
2.000%, due 8/1/23(a)	300,000	275,577
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	473,012
City of Oxnard CA Water System Revenue, Revenue Bonds Insured: BAM
5.000%, due 6/1/35	600,000	719,322
El Camino Healthcare District, General Obligation Bonds Insured: NATL
2.620%, due 8/1/29(a)	700,000	535,731
Hayward Unified School District, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/1/34	250,000	304,502
Kelseyville Unified School District, General Obligation Bonds Series C Insured: AGM
3.080%, due 8/1/31(a)	150,000	101,040
3.280%, due 8/1/33(a)	220,000	133,817
Lake Elsinore School Financing Authority, Special Tax Insured: BAM
5.000%, due 10/1/33	250,000	308,845
Menifee Union School District, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/30	250,000	306,145
Murrieta Redevelopment Agency Successor Agency, Tax Allocation Series A
3.000%, due 8/1/19	200,000	200,768

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Murrieta Valley Unified School District, General Obligation Bonds Series A Insured: NATL
1.940%, due 9/1/22(a)	$160,000	$150,010
Paramount Unified School District, General Obligation Bonds Series B Insured: BAM
3.310%, due 8/1/33(a)	640,000	399,392
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Series A Insured: AGM
5.000%, due 9/1/25	500,000	589,745
Rocklin Unified School District, General Obligation Bonds Insured: NATL
1.970%, due 8/1/23(a)	135,000	124,166
Roseville Natural Gas Financing Authority, Revenue Bonds
5.000%, due 2/15/24	560,000	629,345
Sacramento City Unified School District, General Obligation Bonds Insured: AGM
2.360%, due 7/1/24(a)	495,000	438,387
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	551,770
Vallejo City Unified School District, General Obligation Bonds Series A Insured: NATL
5.900%, due 2/1/20	400,000	411,712
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/31	250,000	279,013
		6,932,299
Colorado — 1.7%
Grand River Hospital District, General Obligation Bonds Insured: AGM
5.250%, due 12/1/37	500,000	588,705
Interlocken Metropolitan District, General Obligation Bonds Series A-1 Insured: AGM
5.000%, due 12/1/19	150,000	152,811
		741,516
Connecticut — 7.3%
City of Bridgeport CT, General Obligation Bonds Series A
5.000%, due 11/1/33	600,000	681,270
City of Hartford CT, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/28	560,000	646,621
City of Hartford CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 4/1/30	100,000	109,228
City of New Britain CT, General Obligation Bonds Series B Insured: AGM
5.250%, due 9/1/30	600,000	730,638

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2019

	Principal Amount	Value
Municipal Bonds (continued)
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series I-1
5.000%, due 7/1/33	$350,000	$406,829
Town of Hamden CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 8/15/30	500,000	587,945
		3,162,531
Florida — 3.7%
City of Tallahassee FL Utility System Revenue, Revenue Bonds
5.000%, due 10/1/19	505,000	512,110
County of Broward FL Airport System Revenue, Revenue Bonds
5.000%, due 10/1/34	500,000	585,295
State of Florida Lottery Revenue, Revenue Bonds Series C
5.000%, due 7/1/19	530,000	532,915
		1,630,320
Georgia — 0.6%
Main Street Natural Gas, Inc., Revenue Bonds Series A
5.000%, due 5/15/21	250,000	263,228
Illinois — 11.5%
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	230,000	268,352
Cook County Community Unit School District No 401 Elmwood Park, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/20	250,000	262,328
Governors State University, Certificates of Participation Insured: BAM
5.000%, due 7/1/20	250,000	257,350
Illinois Finance Authority, Revenue Bonds
5.000%, due 9/1/25	500,000	547,715
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds Series A Insured: AGM
5.000%, due 11/1/32	320,000	365,798
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 12/1/26	400,000	440,128
5.000%, due 1/1/30	450,000	523,575
Upper Illinois River Valley Development Authority, Revenue Bonds
5.250%, due 12/1/38	425,000	479,519
Village of Matteson IL, Revenue Bonds Insured: BAM
5.000%, due 12/1/29	615,000	711,690

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Will County School District No 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/26	$840,000	$880,102
3.500%, due 1/1/27	260,000	271,430
		5,007,987
Iowa — 0.1%
Clarke Community School District, General Obligation Bonds Insured: AGM
4.000%, due 6/1/19	60,000	60,112
Kentucky — 3.9%
County of Knox KY, General Obligation Bonds Insured: BAM
5.000%, due 10/1/35	500,000	578,740
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	325,000	339,905
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	200,000	210,858
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	574,560
		1,704,063
Louisiana — 3.4%
City of Monroe LA Water Revenue, Revenue Bonds Insured: BAM
3.000%, due 11/1/19	310,000	312,018
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds Series C Insured: BAM
5.000%, due 12/1/31	200,000	239,298
5.000%, due 12/1/32	145,000	172,867
Port New Orleans Board of Commissioners, Revenue Bonds Series B Insured: AGM
5.000%, due 4/1/36	335,000	391,029
St Landry Parish Road District No 1, Revenue Bonds Insured: BAM
4.000%, due 3/1/20	350,000	356,342
		1,471,554
Maine — 1.3%
Finance Authority of Maine, Revenue Bonds Series A-1 Insured: AGC
5.000%, due 12/1/25	155,000	177,986
5.000%, due 12/1/26	160,000	185,907
5.000%, due 12/1/27	175,000	205,237
		569,130
Michigan — 0.3%
Warren Consolidated Schools, General Obligation Bonds Series B Insured: BAM
5.000%, due 5/1/19	115,000	115,000

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2019

	Principal Amount	Value
Municipal Bonds (continued)
Minnesota — 0.9%
Duluth Independent School District No 709, Certificates of Participation Series B
5.000%, due 2/1/23	$350,000	$384,517
Mississippi — 1.2%
State of Mississippi, Revenue Bonds Series A
5.000%, due 10/15/33	430,000	511,734
Montana — 1.0%
Montana Facility Finance Authority, Revenue Bonds
5.000%, due 6/1/24	375,000	428,235
New Jersey — 9.4%
City of Trenton NJ, General Obligation Bonds Insured: AGM
3.000%, due 8/1/19	460,000	461,421
5.000%, due 8/1/27	250,000	297,133
Long Branch Board of Education, General Obligation Bonds Insured: AGM
5.000%, due 7/15/28	75,000	92,566
New Jersey Economic Development Authority, Revenue Bonds Series A Insured: NATL
5.250%, due 7/1/26	500,000	588,105
New Jersey Economic Development Authority, Revenue Bonds Series K Insured: AMBAC
5.500%, due 12/15/19	600,000	613,410
New Jersey Educational Facilities Authority, Revenue Bonds Series C Insured: AGM
5.000%, due 7/1/25	515,000	605,007
New Jersey Educational Facilities Authority, Revenue Bonds Series F
5.000%, due 7/1/28	330,000	379,163
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.000%, due 6/15/27	430,000	497,785
South Jersey Port Corp., Revenue Bonds Series B
5.000%, due 1/1/31	500,000	570,680
		4,105,270
New York — 3.5%
County of Suffolk NY, General Obligation Bonds Series C Insured: BAM
5.000%, due 2/1/23	350,000	389,736
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds Series E-1
5.000%, due 2/1/37	1,000,000	1,156,870
		1,546,606
North Carolina — 1.4%
North Carolina Turnpike Authority, Revenue Bonds Insured: AGM
5.000%, due 1/1/32	525,000	632,200

	Principal Amount	Value
Municipal Bonds (continued)
Ohio — 0.5%
City of Cleveland OH Airport System Revenue, Revenue Bonds Series A Insured: AMBAC
5.250%, due 1/1/20	$200,000	$204,542
Oklahoma — 2.5%
Canadian County Educational Facilities Authority, Revenue Bonds
4.000%, due 9/1/25	425,000	472,362
Oklahoma County Finance Authority, Revenue Bonds
5.000%, due 10/1/26	500,000	599,095
		1,071,457
Pennsylvania — 4.2%
City of Erie PA, General Obligation Bonds Series B Insured: AGM
3.480%, due 11/15/37(a)	750,000	387,720
Coatesville Area School District Building Authority, Revenue Bonds Insured: BAM
5.000%, due 12/1/21	310,000	332,797
Commonwealth Financing Authority, Revenue Bonds Insured: BAM
5.000%, due 6/1/31	500,000	596,615
Erie Sewer Authority, Revenue Bonds Series B Insured: AGM
5.000%, due 12/1/35	250,000	298,340
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: XLCA
2.336%, due 7/1/27(b)	230,000	223,636
		1,839,108
Puerto Rico — 2.0%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: NATL
5.500%, due 7/1/19	285,000	286,038
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	470,000	485,082
Puerto Rico Convention Center District Authority, Revenue Bonds Series A Insured: AGC
4.500%, due 7/1/36	60,000	60,076
Puerto Rico Electric Power Authority, Revenue Bonds Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,287
		856,483
South Carolina — 0.3%
South Carolina Public Service Authority, Revenue Bonds Series B
5.000%, due 12/1/36	100,000	114,611

See notes to financial statements.

Schedules of Investments — IQ MacKay Municipal Intermediate ETF (continued)

April 30, 2019

	Principal Amount	Value
Municipal Bonds (continued)
Texas — 1.8%
Argyle Independent School District, General Obligation Bonds Insured: PSF-GTD
5.000%, due 8/15/25	$200,000	$232,796
Uptown Development Authority, Tax Allocation Series A
5.000%, due 9/1/35	500,000	556,465
		789,261
Utah — 2.7%
Utah Associated Municipal Power Systems, Revenue Bonds Series A
5.000%, due 9/1/31	500,000	594,560
Utah Infrastructure Agency, Revenue Bonds Series A
5.000%, due 10/15/20	580,000	600,468
		1,195,028
Washington — 1.4%
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	622,681
Wisconsin — 0.6%
City of Racine WI Waterworks System Revenue, Revenue Bonds Insured: AGM
5.000%, due 9/1/30	230,000	274,408
Total Municipal Bonds (Cost $38,039,420)		38,848,096

	Shares	Value
Short-Term Investment — 12.0%
Money Market Fund — 12.0%
Fidelity Investments Money Market Treasury Only Class I, 2.27%(c) (Cost $5,233,042)	5,233,042	$5,233,042
Total Investments — 101.2% (Cost $43,272,462)		44,081,138
Other Assets and Liabilities, Net — (1.2)%		(539,983)
Net Assets — 100.0%		$43,541,155

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of April 30, 2019.
(c)	Reflects the 7-day yield at April 30, 2019.

Abbreviations

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

BAM — Build America Mutual Assurance Co.

MAC — Municipal Assurance Corp.

NATL — National Public Finance Guarantee Corp.

PSF-GTD — Permanent School Fund Guaranteed.

XLCA — XL Capital Assurance

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Municipal Bonds	$—	$38,848,096	$—	$38,848,096
Short-Term Investment:
Money Market Fund	5,233,042	—	—	5,233,042
Total Investments in Securities	$5,233,042	$38,848,096	$—	$44,081,138

(d)	For a complete listing of investments and their states, see the Schedules of Investments.

For the year ended April 30, 2019, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Statements of Assets and Liabilities

April 30, 2019

	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF
Assets
Investments in securities, at value	$42,860,089	$44,081,138
Interest receivable	479,939	439,277
Receivable for investments sold	227,655	119,891
Dividend receivable	1,157	2,273
Due from advisor	24,465	26,848
Total assets	43,593,305	44,669,427

Liabilities
Payable for investments purchased	—	1,068,642
Advisory fees payable	14,253	14,256
Trustee fees payable	202	201
Compliance fees payable	17	12
Accrued expenses and other liabilities	40,205	45,161
Total liabilities	54,677	1,128,272
Net assets	$43,538,628	$43,541,155

Composition of Net Assets
Paid-in capital	$42,620,197	$42,563,712
Total distributable earnings(a)	918,431	977,443
Net assets	$43,538,628	$43,541,155

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	1,700,000	1,700,000
Net Asset Value Per Share	$25.61	$25.61
Investments, at cost	$42,043,982	$43,272,462

(a)	Total distributable earnings has been aggregated to conform to the current presentation requirements per the adoption of the SEC’s Disclosure Update and Simplification. (See Note 9).

See notes to financial statements.

Statements of Operations

For the Year Ended April 30, 2019

	IQ MacKay Municipal Insured ETF	IQ MacKay Municipal Intermediate ETF
Investment Income
Interest income	$682,621	$991,359
Dividend income	27,792	25,958
Total investment income	710,413	1,017,317

Expenses
Advisory fees (see Note 3)	89,135	132,850
Audit fees	20,718	20,718
Administrative and accounting fees	13,397	17,784
Intraday pricing fees	12,356	12,356
Shareholder reporting fees	9,659	16,662
Listing fees	8,750	8,750
Legal fees	8,263	13,832
Custodian fees	5,658	10,495
Registration fees	3,336	1,587
Trustee fees	1,237	1,815
Compliance fees	79	112
Miscellaneous	56	60
Total expenses	172,644	237,021
Waivers (see Note 3)	(105,792)	(137,384)
Net expenses	66,852	99,637
Net investment income	643,561	917,680

Realized and Unrealized Gain on Investments
Net realized gain from:
Investment securities	16,810	106,208
Net realized gain	16,810	106,208
Net change in net unrealized appreciation on:
Investment securities	1,046,473	1,233,618
Net change in net unrealized appreciation	1,046,473	1,233,618
Net realized and unrealized gain	1,063,283	1,339,826

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,706,844	$2,257,506

See notes to financial statements.

Statements of Changes in Net Assets

	IQ MacKay Municipal Insured ETF		IQ MacKay Municipal Intermediate ETF
	For the Year Ended April 30, 2019	For the Period October 18, 2017* to April 30, 2018	For the Year Ended April 30, 2019	For the Period October 18, 2017* to April 30, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$643,561	$215,331	$917,680	$356,392
Net realized gain (loss)	16,810	(13,771)	106,208	(44,053)
Net change in net unrealized appreciation (depreciation)	1,046,473	(230,366)	1,233,618	(424,942)
Net increase (decrease) in net assets resulting from operations	1,706,844	(28,806)	2,257,506	(112,603)
Distributions to Shareholders	(580,120)	(179,586)**	(874,540)	(292,920)**

Capital Share Transactions
Proceeds from shares created	27,610,800	15,009,521	12,552,062	30,011,675
Cost of shares redeemed	(25)	—	(25)	—
Increase from capital share transactions	27,610,775	15,009,521	12,552,037	30,011,675
Total increase in net assets	28,737,499	14,801,129	13,935,003	29,606,152

Net Assets
Beginning of period	14,801,129	—	29,606,152	—
End of period	$43,538,628	$14,801,129 **	$43,541,155	$29,606,152 **

Changes in Shares Outstanding
Shares outstanding, beginning of period	600,001	—	1,200,001	—
Shares created	1,100,000	600,001	500,000	1,200,001
Shares redeemed	(1)	—	(1)	—
Shares outstanding, end of period	1,700,000	600,001	1,700,000	1,200,001

*	Commencement of operations.
**	For the year ended April 30, 2019, the requirement to disclose dividends and distributions paid to shareholders from net investment income and or net realized gain (loss) on investments was modified and now presented together as Distributions to Shareholders. End of period net assets included undistributed net investment income of $35,745 and $63,472 respectively at April 30, 2018. (See Note 9.) See Note 5 for tax basis of distributable earnings.

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	IQ MacKay Municipal Insured ETF
	For the Year Ended April 30, 2019	For the Period October 18, 2017(a) to April 30, 2018
Net asset value, beginning of period	$24.67	$25.00

Income from Investment Operations
Net investment income(b)	0.72	0.36
Net realized and unrealized gain (loss)	0.90	(0.39)
Net increase (decrease) in net assets resulting from investment operations	1.62	(0.03)

Distributions from:
Net investment income	(0.68)	(0.30)
Net asset value, end of period	$25.61	$24.67
Market price, end of period	$25.64	$24.86

Total Return
Total investment return based on net asset value(c)	6.72%	(0.13)%
Total investment return based on Market price(d)	6.02%	0.64	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,539	$14,801
Ratio to average net assets of:
Expenses net of waivers	0.30%	0.30	%(f)
Expenses excluding waivers	0.77%	0.99	%(f)
Net investment income	2.89%	2.74	%(f)
Portfolio turnover rate(g)	56%	77%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ MacKay Municipal Intermediate ETF
	For the Year Ended April 30, 2019	For the Period October 18, 2017(a) to April 30, 2018
Net asset value, beginning of period	$24.67	$25.00

Income from Investment Operations
Net investment income(b)	0.69	0.30
Net realized and unrealized gain (loss)	0.91	(0.39)
Net increase (decrease) in net assets resulting from investment operations	1.60	(0.09)

Distributions from:
Net investment income	(0.66)	(0.24)
Net asset value, end of period	$25.61	$24.67
Market price, end of period	$25.66	$24.71

Total Return
Total investment return based on net asset value(c)	6.59%	(0.34)%
Total investment return based on Market price(d)	6.62%	(0.18	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,541	$29,606
Ratio to average net assets of:
Expenses net of waivers	0.30%	0.30	%(f)
Expenses excluding waivers	0.71%	0.77	%(f)
Net investment income	2.76%	2.28	%(f)
Portfolio turnover rate(g)	72%	80%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
(d)	The market price returns are calculated using the mean between the last bid and ask prices.
(e)	Since the Shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements

April 30, 2019

1. ORGANIZATION

IndexIQ Active ETF Trust (the “Trust”) was organized as a Delaware statutory trust on January 30, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two operational funds, the IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF (collectively, the “Funds” and each, a “Fund”). The Funds are exchange traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. Each Fund is classified as diversified. Each Fund commenced operations on October 18, 2017.

Each Fund’s investment objective is to seek current income exempt from federal income tax. There can be no assurance that a fund’s objective will be achieved.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties which may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Investment Valuation

Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund consist of in-kind deposits, however, the Funds reserve the rights to permit cash payments.

A fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as a method of valuation with respect to debt obligations with sixty days or less remaining to maturity unless the IndexIQ Advisors LLC, (the “Advisor”) determines in good faith that such method does not represent fair value.

Notes to Financial Statements (continued)

April 30, 2019

Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

When market quotations or prices are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The Advisor may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations. If a fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, it may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.

Each Fund automatically sweeps uninvested cash balances into a money market fund, the Fidelity Investments Money Market Treasury Only Class I. The Fidelity Investments Money Market Treasury Only Class I seeks to obtain as high a level of current income as is consistent with the security of principal and liquidity. Fidelity Investments Money Market Treasury Only Class I has no redemption restriction and is valued at the daily NAV.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and

Notes to Financial Statements (continued)

April 30, 2019

discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2019 is disclosed at the end of each Fund’s Schedule of Investments.

Tax Information and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for the current tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Dividends and Distributions to Shareholders

Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Notes to Financial Statements (continued)

April 30, 2019

Investment Income and Expenses

Dividend income is recognized on the ex-date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income is distributed monthly and capital gains are typically distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the financial highlights.

Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to each series of the Trust, and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds (including arranging for sub-advisory services), subject to the supervision of the Board of Trustees. The Advisor is responsible for the supervision of MacKay Shields LLC (“MacKay Shields” or the “Sub-Advisor”), the sub-advisor to the Funds, and its management of the investment portfolio of each of the Funds.

The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services.

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”).

Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.

Fund	Rate
IQ MacKay Municipal Insured ETF	0.40%
IQ MacKay Municipal Intermediate ETF	0.40%

The Advisor has entered into an Expense Limitation Agreement with the Funds under which it has contractually agreed, until August 31, 2019, to waive a portion of its management fee and/or reimburse expenses of each Fund, if necessary, in an amount that limits total annual fund operating expenses (exclusive of interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted

Notes to Financial Statements (continued)

April 30, 2019

accounting principles dividend, interest and brokerage expenses paid on short sales, acquired fund fees and expenses, extraordinary expenses, if any, and payments, if any, under the Rule 12b-1 Plan) to not more than 0.30% of the average daily net assets of the Fund.

As of April 30, 2019, the Advisor reimbursed expenses for IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF in the amounts of $105,792 and $137,384, respectively.

For the year April 30, 2019, there is no recoupment available.

Investment Sub-Advisory Agreement

The Sub-Advisor is a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life. The Sub-Advisor is responsible for the day-to-day portfolio management of the Funds subject to the supervision of the Advisor and the Board of Trustees. Pursuant to the terms of the Subadvisory Agreement (“Subadvisory Agreement”) between the Advisor and the Sub-Advisor, the Advisor pays for the services of the Sub-Advisor.

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board of Trustees, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker- dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Notes to Financial Statements (continued)

April 30, 2019

5. FEDERAL INCOME TAX

At April 30, 2019, the cost and unrealized appreciation/depreciation of investments and other financial instruments as determined on a federal income tax basis were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ MacKay Municipal Insured ETF	$42,043,982	$821,001	$(4,894)	$816,107
IQ MacKay Municipal Intermediate ETF	43,272,462	827,830	(19,154)	808,676

At April 30, 2019, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

Fund	Ordinary Income (Loss)[1]	Tax-Exempt Income (Loss)	Net Capital Gain (Losses)[2]	Net Unrealized Appreciation/ Depreciation	Total Earnings/ (Losses)
IQ MacKay Municipal Insured ETF	$11,322	$91,002	$—	$816,107	$918,431
IQ MacKay Municipal Intermediate ETF	67,317	101,450	—	808,676	977,443

1	Includes late year ordinary loss, if any.
2	Amount includes the deferral of post October losses, if any.

At April 30, 2019, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:

	Total distributable earnings/ (accumulated loss)	Paid-In Capital
IQ Mackay Municipal Insured ETF	$99	$(99)
IQ Mackay Municipal Intermediate ETF	—	—

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to distribution reclasses and nondeductible taxes paid.

The tax character of distributions paid during the years ended April 30, 2019 and 2018 were as follows:

	2019				2018
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital
IQ MacKay Municipal Insured ETF	$20,618	$559,502	$—	$—	$2,076	$177,510	$—	$—
IQ MacKay Municipal Intermediate ETF	25,402	849,138	—	—	7,047	285,873	—	—

At April 30, 2019, the Funds did not have any capital losses incurred after October 31 (“Post-October Losses”) and any late year ordinary income losses within the taxable year that can arise on the first business day of the Funds’ next taxable year.

Notes to Financial Statements (continued)

April 30, 2019

At April 30, 2019, the Funds listed below had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. These loss carryforwards are as follows:

Fund	Utilized on Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ MacKay Municipal Insured ETF	$—	$—	$—
IQ MacKay Municipal Intermediate ETF	44,053	—	—

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

The Advisor is an affiliate and subsidiary of New York Life Insurance and Annuity Corporation. For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. As of April 30, 2019, New York Life Insurance and Annuity Corporation was known to own beneficially greater than 5% of the shares outstanding of the following funds:

Fund	% Ownership
IQ MacKay Municipal Insured ETF	93.7%
IQ MacKay Municipal Intermediate ETF	93.9%

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended April 30, 2019 are as follows:

Fund	Purchases	Sales
IQ MacKay Municipal Insured ETF	$35,568,659	$11,417,306
IQ MacKay Municipal Intermediate ETF	32,196,003	21,704,035

8. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a fund could result in a loss or the performance of a fund could be inferior to that of other investments.

Municipal Bond Risk

The Funds may invest a substantial amount of their assets in municipal bonds whose interest is paid solely from revenues of similar projects. If a fund concentrates its investments in this manner, it assumes the legal and economic risks relating to such projects and this may have a significant impact on a fund’s investment performance. In addition, a fund may invest more heavily in bonds from certain cities, states, territories or regions than others, which may increase the Funds’ exposure to losses resulting from economic, political, or regulatory occurrences impacting these particular cities, states, territories or regions. Certain of the issuers in which the Funds may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. A fund’s vulnerability to potential losses associated with such developments may be reduced through investing in municipal securities that feature credit enhancements (such as bond insurance).

Municipal bonds most frequently trade in institutional round lot size transactions. Until a fund grows significantly in size, the Funds expect to purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Funds use a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.

Bond Insurance Risk

Insured municipal bonds are covered by insurance policies that guarantee the timely payment of principal and interest. The insurance does not guarantee the market value of an insured security, or a fund’s share price or distributions, and shares of the Fund are not insured. Market conditions or changes to ratings criteria could

Notes to Financial Statements (continued)

April 30, 2019

adversely impact municipal bond insurers, which could adversely impact the value of the insured municipal bond or the ability of the insurer to pay any claims due. Consolidation among municipal bond insurers could increase the Fund’s exposure to one or more individual municipal bond insurers and reduce the supply of municipal bonds.

Income Risk

A fund’s income may decline when interest rates fall. This decline can occur because a fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund otherwise needs to purchase additional bonds.

Credit Risk

Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations.

Interest Rate Risk

An increase in interest rates may cause the value of debt securities held by a fund to decline. Interest rates in the United States are near historic lows, which may increase a fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a fund to sell its bond holdings at a time when the Fund might wish to sell.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a fund’s returns because the Funds may be unable to transact at advantageous times or prices. Decreased liquidity in the bond markets also may make it more difficult to value some or all of the Funds’ bond holdings. The market for municipal bonds may be less liquid than for taxable bonds.

Market Risk

The market price of investments owned by a fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting fixed income securities markets generally or particular segments of the market.

Large Transaction Risks

From time to time, a fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a fund’s transaction costs.

Trading Price Risk

Although it is expected that generally the market price of a fund’s Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

U.S. Tax Treatment Risk

Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax law, adverse interpretations by the U.S. Internal Revenue Service or noncompliant conduct of a bond issuer. In addition, a portion of a fund’s otherwise tax-exempt dividends may be taxable to shareholders subject to the U.S. federal alternative minimum tax.

9. NEW ACCOUNTING PROUNCEMENTS

Effective April 30, 2019, the Portfolio has adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X that simplifies the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable

Notes to Financial Statements (continued)

April 30, 2019

earnings on the Statements of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These Regulation S-X amendments are reflected in the Portfolio’s financial statements for the year ended April 30, 2019.

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required. Management has evaluated the implications of certain other provisions of the ASU and has determined to early adopt aspects related to the removal and modifications of certain fair value measurement disclosures under the ASU effective immediately. At this time, management is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

10. SUBSEQUENT EVENTS

In the preparation of the financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material subsequent events that would require disclosure.

Report of Independent Registered Public Accounting Firm

April 30, 2019

To the Board of Trustees of IndexIQ Active ETF Trust and Shareholders of IQ MacKay Municipal Insured ETF and IQ MacKay Municipal Intermediate ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of IQ MacKay Municipal Insured ETF (formerly known as IQ MacKay Shields Municipal Insured ETF) and IQ MacKay Municipal Intermediate ETF (formerly known as IQ MacKay Shields Municipal Intermediate ETF) (two of the funds constituting IndexIQ Active ETF Trust, hereafter collectively referred to as the ″Funds″) as of April 30, 2019, the related statements of operations for the year ended April 30, 2019 and the statements of changes in net assets and the financial highlights for the year ended April 30, 2019 and for the period October 18, 2017 (commencement of operations) through April 30, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2019, the results of each of their operations for the year ended April 30, 2019, and the changes in their net assets and each of the financial highlights for the year ended April 30, 2019 and for the period October 18, 2017 (commencement of operations) through April 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
New York, New York
June 27, 2019

We have served as the auditor of one or more investment companies in the IndexIQ Complex since 2015.

Supplemental Information (unaudited)

April 30, 2019

For Federal individual income tax purposes, certain dividends paid for the fiscal year ended April 30, 2019 are attributable to interest income from Tax Exempt Municipal Bonds. Such dividends are currently exempt from Federal income taxes under Section 103(a) of the Internal Revenue Code.

IQ MacKay Municipal Insured ETF	95.69%
IQ MacKay Municipal Intermediate ETF	91.12%

In January 2020, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2019.

Board Review of Investment Advisory Agreement (unaudited)

April 30, 2019

Approval Relating To Annual Continuation of the Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the ″Board″, and members of which are referred to as “Trustees”) met in person on March 28, 2019 to consider the approval of the continuation, for an additional year, of the Advisory Agreement and the Sub-Advisory Agreement with respect to the existing series of the Trust for which the agreements apply, including the Funds. The Board noted that the Advisory Agreement was between the Trust and IndexIQ Advisors LLC (the “Advisor”), while the Sub-Advisory Agreement was between the Advisor and MacKay Shields LLC (“MacKay”). The Board noted that this was the first contract renewal of the Sub-Advisory Agreement, which was completing its initial term.

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor and MacKay relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement. In connection with considering approval of the continuation of the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. The consideration of the continuation of the Advisory Agreement and Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by the Advisor and MacKay to the Funds, and the fees charged by the Advisor and MacKay; (2) information concerning the business and operations, compliance program and portfolio management team of the Advisor and MacKay; (3) the expense levels of each Fund; (4) the investment performance of the Funds; (5) the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Trust, including expense limitation agreements and fee waiver agreements between the Advisor and certain Funds; (6) the extent to which economies of scale would be realized as each Fund grows; (7) any “fall-out” benefits derived or to be derived by the Advisor or MacKay from its relationship with the Trust; and (8) potential conflicts of interest. The Board considered that the Funds were actively managed ETFs.

In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement; (2) a copy of the Sub-Advisory Agreement; (3) information about applicable expense limitation and fee waiver agreements; (4) information describing the Advisor and MacKay and the services provided thereby; (5) information regarding the respective compliance program and portfolio management teams of the Advisor and MacKay; (6) copies of the Form ADV for each of the Advisor and MacKay; (7) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (8) materials provided by each of the Advisor and MacKay in response to a section 15(c) request for information from legal counsel to the Independent Trustees; and (9) an in-person presentation by personnel of the Advisor. In addition, the Board was provided data comparing the advisory fees and operating expenses (including acquired fund fees and expenses, as applicable) of the Funds with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and IndexIQ ETF Trust.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1.	The nature, extent and quality of the facilities and services provided by the Advisor and MacKay. The Board reviewed the services that the Advisor and MacKay provide to the respective Funds, noting that they had continually reviewed and overseen such services throughout the past year. The Board noted the responsibilities that the Advisor and MacKay have as the Funds’ investment adviser and sub-advisor, respectively, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, monitoring Fund compliance with regulatory requirements and Fund objectives and policies, daily monitoring of the portfolio, overseeing Fund service providers, providing officers for the Funds,

Board Review of Investment Advisory Agreement (unaudited)(continued)

April 30, 2019

ongoing reporting to the Board, and the implementation of Board directives as they relate to the Funds. For Funds that were not yet operational, the Board considered the services rendered in respect of the existing Funds in assessing services expected to be provided to non-operational Funds.

The Board reviewed the Advisor’s and MacKay’s experience, resources, and strengths in managing mutual funds and ETFs, including the Advisor’s management of the Funds and the Funds of the IndexIQ ETF Trust. The Board also considered the experience of MacKay’s team in managing strategies and asset classes similar to the Funds. The Board also noted and discussed with the Advisor the resources and additional support and personnel from its parent, New York Life Investment Management (“NYLIM”), that enhance and support the work of the Advisor’s officers and staff. The Board also considered the tenure and experience of the personnel at the Advisor providing management and administrative services to the Funds. The Board also considered a presentation on marketing and distribution strategy that described the services engaged by the Advisor in seeking to market and grow assets in the Funds, and a discussion regarding the relocation of the Advisor’s team to NYLIM’s New York City offices.
Based on their consideration and review of the foregoing information, the Board concluded that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Advisor’s and MacKay’s ability to render such services based on its personnel, experience, operations, and resources.
2.	Comparison of services provided and fees charged by the Advisor and MacKay and other investment advisers to similar clients, and the cost of the services provided and profits realized by the Advisor and MacKay from its relationship with the Funds. The Board then compared both the services rendered and the fees paid with respect to the Funds pursuant to the Advisory Agreement and Sub-Advisory Agreement to contracts of other registered investment advisers providing services to similar ETFs.
In particular, the Board compared each Fund’s advisory fee and expense ratio (including acquired fund fees and expenses, as applicable) to other investment companies considered to be in each such Fund’s peer group. The Advisor presented information on how peer groups were selected for the Funds, explaining that peer groups were selected using objective methodology by a NYLIM team.
The Board noted that certain Funds had peer groups of limited size and, in certain cases, with substantial differences in portfolio management and operational costs. The Board was presented with a dashboard view describing Fund performance and fees, with information relative to peer groups. The Board considered unique characteristics of certain Funds relative to peer groups, particularly where such Funds had fee or total expense ratios that diverged from the median levels of the applicable peer group. The Board also discussed price pressure in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Funds. The Board considered the level of each of the fees under the Advisory Agreement in the context of the services being provided.
Additionally, the Trustees considered that the Advisor had put in place expense limitation agreements whereby the Advisor reimburses expenses and/or waives fees to limit the impact above set thresholds of certain expenses on shareholders of the Funds. The Board noted that such expense limitation agreements were reflected in the peer group analysis provided by the Advisor and resulted in the operational Funds having a total net expense ratio lower than their peer group median.
After comparing each Fund’s fees with those of other investment companies in the Fund’s peer group, and in light of the nature, quality, and extent of services provided by the Advisor and MacKay and the costs incurred by the Advisor and MacKay in rendering those services, the Board concluded that the level of fees paid to the Advisor and Sub-Advisor with respect to each Fund is fair and reasonable.
3.	The Advisor’s and MacKay’s profitability and the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board discussed with the Advisor the costs and profitability of the Advisor in connection with its serving as investment adviser to each Fund, including operational costs. The Board also discussed additional resources that have been made available to the Advisor following its acquisition by NYLIM, including the investment of financial and human resources by NYLIM into the Advisor and additional support to market and distribute the Funds.

Board Review of Investment Advisory Agreement (unaudited)(continued)

April 30, 2019

The Board considered information regarding the strategy of the Advisor to grow assets in the Funds during the calendar year, including the marketing and distribution presentation. The Board reviewed the net asset levels of the Funds and the impact of both high and low asset levels on such Funds. The Advisor presented to the Board information on the operating profits on a year over year basis. The Board also considered the impact of future asset growth on the services required and fees paid to MacKay. The Board considered whether the continued operation of certain Funds that had not attracted significant assets under management would be profitable to the Advisor and determined to continue to review the asset levels of the Funds in relation to the Advisor’s profitability. The Board also noted the existence of the Expense Limitation Agreement, and its respective impact on costs to shareholders and profitability of the Advisor.
The Board concluded that the fees paid to each of the Advisor and MacKay were reasonable when considering the relative asset levels and profitability of the Funds to the Advisor.
4.	Investment performance of the Funds. The Board considered the investment performance of the existing Funds. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of the Advisor and MacKay in reaching such objectives. The Board considered each Fund’s investment performance compared to its benchmark and peer group.
The Board concluded that the investment performance of the Funds supported the approval of the Advisory Agreement and Sub-Advisory Agreements.

The Board agreed that it had been furnished with sufficient information, both at the meeting and in its ongoing oversight of the Funds, to make an informed business decision with respect to the Advisory Agreement and the Sub-Advisory Agreement for the Funds. Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, the Independent Trustees concluded that the terms of the Advisory Agreement with the Advisor and the Sub-Advisory Agreement between the Advisor and MacKay were reasonable and fair to the Funds and to recommend to the Board the approval of the Advisory Agreement and Sub-Advisory Agreement. As a result, all of the Board members, including the Independent Trustees, determined that the continuation of the Advisory Agreement with the Advisor and continuation of the Sub-Advisory Agreement with MacKay was in the best interests of each applicable Fund and its shareholders. The Board and the Independent Trustees, voting separately, approved the continuation of the Advisory Agreement and Sub-Advisory Agreement for an additional one-year period.

Board of Trustees and Officers (unaudited)

April 30, 2019

Independent Trustees

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Reena Aggarwal, 1957	Trustee Chair	Since August 2008 January 2018	Vice Provost of Faculty (2016 to present), Georgetown University, Robert E. McDonough Professor (2003 to present) and Professor of Finance, McDonough School of Business, Georgetown University (2000 to present); Director, Georgetown Center for Financial Markets and Policy (2010 to present); Co-Chair of Board, Social Innovations and Public Service Fund, Georgetown University (2012 to 2014).	23
Chair of Board, IndexIQ ETF Trust (2018 to present); Trustee, IndexIQ ETF Trust (2008 to present); Trustee, IndexIQ Trust (2008 to 2018); FBR & Co. (investment banking) (2011 to 2017); Cohen & Steers (asset management) (2017 to present); Director, Brightwood Capital Advisors, L.P. (private equity investment) (2013 to present).

Michael A. Pignataro, 1959	Trustee	Since April 2015	Director, Credit Suisse Asset Management (2001 to 2012); and Chief Financial Officer, Credit Suisse Funds (1996 to 2013).	23	Trustee, IndexIQ ETF Trust (2015 to present); Trustee, IndexIQ Trust (2015 to 2018); The New Ireland Fund, Inc. (closed-end fund) (2015 to present).
Paul D. Schaeffer, 1951	Trustee	Since April 2015	President, ASP (dba Aspiring Solution Partners) (financial services consulting) (2013 to present); Executive Advisor, Aquiline Capital Partners LLC (private equity investment) (2014 to present).	23
Trustee, IndexIQ ETF Trust (2015 to present); Management Board Member, RIA in a Box LLC (financial services consulting) (2018 to present); Trustee, IndexIQ Trust (2015 to 2018); Context Capital Funds (mutual fund trust) (2 Portfolios) (2014 to 2018); Management Board Member, Altegris Investments, LLC (registered broker- dealer) (2016 to 2018); Management Board Member, AssetMark Inc. (financial services consulting) (2016 to 2017); PopTech! (conference operator) (2012 to 2016).

Interested Trustee

Kirk C. Lehneis, 1974(4)	Trustee, President and Principal Executive Officer	Since January 2018	Chief Operating Officer and Senior Managing Director (2016 to present), New York Life Investment Management LLC; Chairman of the Board (2017 to present), NYLIFE Distributors LLC; Chairman of the Board, NYLIM Service Company LLC (2017 to present); President, MainStay MacKay DefinedTerm Municipal Opportunities Fund, The MainStay Funds, MainStay Funds Trust, and MainStay VP Funds Trust (2017 to present); Chief Executive Officer, IndexIQ Advisors LLC (2018 to present); Trustee, President and Principal Executive Officer, IndexIQ ETF Trust (2018 to present).	30	None

Board of Trustees and Officers (unaudited)(continued)

April 30, 2019

Other Officers

Name and Year of Birth(1)	Position(s) Held with Trust	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Jonathan Zimmerman, 1982	Executive Vice President	Since April 2018
Chief Operating Officer, IndexIQ Advisors LLC (2018 to present); Managing Director, New York Life Investments LLC (2018 to present); Director, New York Life Investment Management LLC (2015 to 2018); Vice President, Morgan Stanley (2007 to 2015).

Adefolahan Oyefeso, 1974	Treasurer, Principal Financial Officer and Principal Accounting Officer	Since April 2018	Vice President of Operations & Finance, IndexIQ Advisors LLC (2015 to present); Director of the Fund Administration Client Service Department at The Bank of New York Mellon (2007 to 2015).
Matthew V. Curtin, 1982	Secretary and Chief Legal Officer	Since June 2015
Chief Legal Officer, IndexIQ Advisors (since June 2015), Chief Compliance Officer, IndexIQ Advisors LLC, IndexIQ ETF Trust and IndexIQ Active ETF Trust (2015 to 2017); Associate General Counsel, New York Life Insurance Company (since February 2015); Associate, Dechert LLP (2007 to 2015).

Kevin M. Bopp, 1969	Chief Compliance Officer	Since January 2017
Chief Compliance Officer, IndexIQ Advisors LLC and IndexIQ ETF Trust (2017 to present); Chief Compliance Officer, New York Life Investment Management LLC, The MainStay Funds, MainStay Funds Trust, MainStay VP Funds Trust and MainStay MacKay DefinedTerm Municipal Opportunities Fund (2014 to present); Director and Associate General Counsel and Assistant Secretary, The MainStay Funds, MainStay Funds Trust, MainStay VP Funds Trust and MainStay MacKay DefinedTerm Municipal Opportunities Fund (2011 to 2014) and Vice President and Assistant General Counsel, New York Life Investment Management LLC (2010 to 2011).

1	The address of each Trustee or officer is c/o IndexIQ, 51 Madison Avenue, New York, New York 10010.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	The Fund is part of a “fund complex”. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor. As of the date of this SAI, the fund complex consists of the Trust’s funds and the Funds of IndexIQ ETF Trust.

4	Mr. Lehneis is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, free of charge by visiting nylinvestments.com/etfs, or by calling (888) 474-7725.

IndexIQ Active ETF Trust

ANNUAL REPORT   |   APRIL 30, 2019

IQ MacKay Municipal Insured ETF (MMIN)

IQ MacKay Municipal Intermediate ETF (MMIT)

Investment Advisor

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Legal Counsel

Chapman and Cutler LLP

1270 Avenue of the Americas

New York, NY 10020

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

1780552	ME11a-6/19

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has two audit committee financial experts serving on its Audit Committee, each an “independent” Trustee, Reena Aggarwal and Michael Pignataro. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.

[Please verify, please provide further information if this statement is not correct.]

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,000 for 2019 and $26,000 for 2018.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2019 and $0 for 2018.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2019 and $0 for 2018.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2019 and $0 for 2018.
(e)(1)	Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	With respect to the services described in each of Items 4(b) through (d), no amount was approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were (i) approximately $8,100,000 for the fiscal year ended April 30, 2019, and (ii) $6,800,000 for the fiscal year ended April 30, 2018.
(h)	The registrant’s Audit Committee has determined that the non-audit services rendered by the principal accountant for the fiscal year ended April 30, 2019 to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of the principal accountant during the relevant time period.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Reena Aggarwal, Michael Pignataro and Paul Schaeffer.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      IndexIQ Active ETF Trust

By (Signature and Title)*                 /s/ Kirk C. Lehneis

Kirk C. Lehneis

(Principal Executive Officer)

Date                  July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Kirk C. Lehneis

Kirk C. Lehneis

(Principal Executive Officer)

Date                   July 8, 2019

By (Signature and Title)*                 /s/ Adefolahan O. Oyefeso

Adefolahan O. Oyefeso

(Principal Financial Officer)

Date                   July 8, 2019

* Print the name and title of each signing officer under his or her signature.